Intangible Assets - Schedule of FV Assumptions (Details) - Mortgage servicing rights	12 Months Ended
Dec. 31, 2023
Assumptions used in estimating the fair value of mortgage service rights
Weighted average constant prepayment rate	6.55%
Weighted average note rate	3.52%
Weighted average discount rate	11.00%
Weighted average expected life (in years)	7 years 1 month 6 days